Provision for de-characterization of dam structures and asset retirement obligations - Asset retirement obligations and environmental obligations (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Other provisions	$ 4,024	$ 3,803
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Brazil [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 2,035	$ 1,788
Discount rate	5.46%	6.20%
Cash flow maturity	2096	2096
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Canada [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 1,649	$ 1,683
Discount rate		1.11%
Cash flow maturity	2151	2148
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Canada [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	1.35%
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Canada [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	1.61%
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Oman [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 114	$ 114
Discount rate	3.25%	3.90%
Cash flow maturity	2035	2035
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Country Indonesia [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 87	$ 73
Discount rate	3.76%	4.33%
Cash flow maturity	2062	2061
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Other Regions [Member]
IfrsStatementLineItems [Line Items]
Other provisions	$ 139	$ 145
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Other Regions [Member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	1.70%	1.84%
Provision For Decommissioning Restoration And Rehabilitation Costs And Environmental Provisions [Member] | Other Regions [Member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Discount rate	2.45%	2.00%